CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS BALANCE SHEETS (Details) - Scenario, Unspecified [Domain] - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents	$ 14,165	$ 75
Due from Affiliates	11,630	0
Accounts receivable - affiliates	0
Total current assets	26,192	176
Prepaid expenses and other current assets	397	101
Property, plant and equipment, net	146,867	101,854
Investments in and Advances to Affiliates, Amount of Equity	0
Marketable securities	234,930
Other assets, net	2,152
Total assets	410,141	102,030
Due to Affiliate	3,223
Accounts payable- affiliates	0
Accounts payable and accrued liabilities	1,498	3,661
Total current liabilities	4,721
Long-term debt	510,000
Total liabilities	514,721	3,661
Net investment - Predecessor	15,713	98,369
Partners' Capital	(104,580)	98,369	$ 54,544	$ 31,405
Total liabilities and equity	410,141	102,030
Subsidiary Issuer [Member]
Cash and cash equivalents	14,165	0
Due from Affiliates	0
Accounts receivable - affiliates	245
Total current assets	14,634
Prepaid expenses and other current assets	224
Property, plant and equipment, net	0
Investments in and Advances to Affiliates, Amount of Equity	163,835
Marketable securities	234,930
Other assets, net	2,152
Total assets	415,551
Due to Affiliate	481
Accounts payable- affiliates	24,393
Accounts payable and accrued liabilities	970
Total current liabilities	25,844
Long-term debt	510,000
Total liabilities	535,844
Net investment - Predecessor	0
Partners' Capital	(120,293)
Total liabilities and equity	415,551
Guarantor Subsidiaries [Member]
Cash and cash equivalents	0	75
Due from Affiliates	11,630
Accounts receivable - affiliates	24,393
Total current assets	36,196
Prepaid expenses and other current assets	173
Property, plant and equipment, net	146,867
Investments in and Advances to Affiliates, Amount of Equity	0
Marketable securities	0
Other assets, net	0
Total assets	183,063
Due to Affiliate	2,742
Accounts payable- affiliates	245
Accounts payable and accrued liabilities	528
Total current liabilities	3,515
Long-term debt	0
Total liabilities	3,515
Net investment - Predecessor	179,548
Partners' Capital	179,548
Total liabilities and equity	183,063
Non-Guarantor Subsidiaries [Member]
Cash and cash equivalents	0	0
Due from Affiliates	0
Accounts receivable - affiliates	0
Total current assets	0
Prepaid expenses and other current assets	0
Property, plant and equipment, net	0
Investments in and Advances to Affiliates, Amount of Equity	0
Marketable securities	0
Other assets, net	0
Total assets	0
Due to Affiliate	0
Accounts payable- affiliates	0
Accounts payable and accrued liabilities	0
Total current liabilities	0
Long-term debt	0
Total liabilities	0
Net investment - Predecessor	0
Partners' Capital	0
Total liabilities and equity	0
Consolidation, Eliminations [Member]
Cash and cash equivalents	0	0
Due from Affiliates	0
Accounts receivable - affiliates	(24,638)
Total current assets	(24,638)
Prepaid expenses and other current assets	0
Property, plant and equipment, net	0
Investments in and Advances to Affiliates, Amount of Equity	(163,835)
Marketable securities	0
Other assets, net	0
Total assets	(188,473)
Due to Affiliate	0
Accounts payable- affiliates	(24,638)
Accounts payable and accrued liabilities	0
Total current liabilities	(24,638)
Long-term debt	0
Total liabilities	(24,638)
Net investment - Predecessor	(163,835)
Partners' Capital	(163,835)
Total liabilities and equity	(188,473)
Subordinated Units [Member]
Partners' Capital	(288,875)
Subordinated Units [Member] | Subsidiary Issuer [Member]
Partners' Capital	(288,875)
Subordinated Units [Member] | Guarantor Subsidiaries [Member]
Partners' Capital	0
Subordinated Units [Member] | Consolidation, Eliminations [Member]
Partners' Capital	0
Subordinated Units [Member] | PBF LLC [Member]
Partners' Capital	(288,875)
Subordinated Units [Member] | Limited Partner, Affiliate [Member] | PBF LLC [Member]
Partners' Capital	(288,875)	0	0	0
Common Units [Member] | Limited Partner, Affiliate [Member]
Partners' Capital	(167,787)
Common Units [Member] | Limited Partner, Affiliate [Member] | Subsidiary Issuer [Member]
Partners' Capital	(167,787)
Common Units [Member] | Limited Partner, Affiliate [Member] | Guarantor Subsidiaries [Member]
Partners' Capital	0
Common Units [Member] | Limited Partner, Affiliate [Member] | Consolidation, Eliminations [Member]
Partners' Capital	0
Common Units [Member] | Limited Partner, Affiliate [Member] | PBF LLC [Member]
Partners' Capital	(167,787)	0	0	0
Common Units [Member] | Limited Partner, Public [Member]
Partners' Capital	336,369	$ 0	$ 0	$ 0
Common Units [Member] | Limited Partner, Public [Member] | Subsidiary Issuer [Member]
Partners' Capital	336,369
Common Units [Member] | Limited Partner, Public [Member] | Guarantor Subsidiaries [Member]
Partners' Capital	0
Common Units [Member] | Limited Partner, Public [Member] | Non-Guarantor Subsidiaries [Member]
Partners' Capital	0
Common Units [Member] | Limited Partner, Public [Member] | Consolidation, Eliminations [Member]
Partners' Capital	0
Common Units [Member] | Limited Partner, Public [Member] | PBF LLC [Member]
Partners' Capital	$ 336,369